Note 9 - Intangible Assets and Goodwill - Goodwill (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment expense	$ (2,254,624)		$ (6,460,168)	$ 0
Goodwill, net, beginning balance		$ 1,125,101
Goodwill, net, ending balance		1,125,101	1,125,101
Before Deconsolidation [Member]
Beginning Balance		7,585,269	7,585,269
Additions			0
Ending Balance			7,585,269	7,585,269
Cumulative impairment loss		(4,210,168)	0
Impairment expense			(6,460,168)	0
Cumulative impairment loss			(4,210,168)	0
Goodwill, net, beginning balance		1,125,101	7,585,269
Goodwill, net, ending balance			1,125,101	7,585,269
Tellenger Segment [Member]
Impairment expense			0
Tellenger Segment [Member] | Before Deconsolidation [Member]
Beginning Balance		1,125,101	1,125,101
Additions			0
Ending Balance			1,125,101	1,125,101
Cumulative impairment loss			0
Cumulative impairment loss				0
Goodwill, net, beginning balance		1,125,101	1,125,101
Goodwill, net, ending balance			1,125,101	1,125,101
Blockchain SCM Segment [Member]
Impairment expense			(6,460,168)
Blockchain SCM Segment [Member] | Before Deconsolidation [Member]
Beginning Balance		6,460,168	6,460,168
Additions			0
Ending Balance			6,460,168	6,460,168
Cumulative impairment loss		(6,460,168)	0
Impairment expense			(6,460,168)
Cumulative impairment loss			(6,460,168)	0
Goodwill, net, beginning balance		$ 0	6,460,168
Goodwill, net, ending balance			$ 0	$ 6,460,168